Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (398,169)	$ (432,206)	$ (516,505)	$ (147,085)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization expense	15,323	4,268	8,158	3,517
Stock-based compensation	9,793	8,521	11,345	9,505
Vesting of restricted stock awards for employee bonus		14,620	18,617
Loss on disposal of property and equipment	1,407	62,987	64,191	10
Change in fair value measurements			22,700	5,076
Loss upon cancellation of a lease				206
Change in fair value measurement of related party notes payable and notes payable	622	60,394
Loss (gain) on foreign exchange	2,484	(1,823)	(845)	4,108
Gain on forgiveness of accounts payable and loss on write-off of vendor deposits, net			(7,005)
Loss on write-off of vendor deposits, net and (gain) on write-off of accounts payable	2,992	(4,191)
Non-cash interest expense	8,468	36,478	41,014	66,020
Loss on extinguishment or settlement of related party notes payable, notes payable and vendor payables in trust, net	7,690	96,036	86,904	(2,107)
Gain on forgiveness of vendor payables in trust		(1,731)	(1,731)
Reserve for unrecoverable value added taxes		6,404	6,404
Other	324		842
Changes in operating assets and liabilities:
Deposits	13,364	(35,796)	(48,503)
Other current and non-current assets	(16,011)	(18,446)	(21,717)	(3,347)
Accounts payable	27,467	(40,434)	(36,625)	11,500
Accrued payroll and benefits	9,372	(6,889)
Accrued expenses and other current liabilities	(24,628)	12,763	31,824	11,606
Operating lease liabilities	(2,886)
Accrued interest expense	(12,721)
Transfers between vendor payables in trust and accounts payable		1,167	1,167	(174)
Net cash used in operating activities	(355,109)	(237,878)	(339,765)	(41,165)
Cash flows from investing activities
Payments for property and equipment	(112,099)	(37,264)	(95,681)	(607)
Proceeds from payments on notes receivable				3,600
Net cash used in investing activities	(112,099)	(37,264)	(95,681)	2,993
Cash flows from financing activities
Proceeds from issuance of Class A Common Stock in the Business Combination		229,583	229,583
Proceeds from issuance of Class A Common Stock pursuant to the PIPE Financing		761,400	761,400
Transaction costs paid in connection with the Business Combination		(23,148)	(23,148)
Transaction costs paid in connection with the PIPE Financing		(61,130)	(61,130)
Proceeds from related party notes payable		200	200	10,556
Proceeds from notes payable, net of original issuance discount	40,050	172,031	172,031	40,595
Proceeds from exercise of warrants	1,728
Payments of notes payable	(87,258)
Payments of related party notes payable		(38,217)	(38,217)	(3,589)
Payments of notes payable, including liquidation premium		(48,210)	(48,210)	(32)
Payments of notes payable issuance costs	(2,813)	(3,355)	(3,355)	(4,562)
Payments of vendor payables in trust		(27,722)	(27,722)	(4,500)
Payments of finance lease obligations	(1,410)	(2,691)
Repurchase of common stock	(767)
Transfers between vendor payables in trust and accounts payable		(1,167)	(1,167)	174
Payments of capital lease obligations			(3,212)	(1,926)
Proceeds from exercise of stock options	9,535	10,492	10,587	115
Payments of stock issuance costs		(1,071)	(1,071)
Net cash (used in) provided by financing activities	(40,935)	966,995	966,569	36,831
Effect of exchange rate changes on cash and restricted cash	11,594	(2,536)	(2,473)	(186)
Net (decrease) increase in cash and restricted cash	(496,549)	689,317	528,650	(1,527)
Cash and restricted cash, beginning of period	530,477	1,827	1,827	3,354
Cash and restricted cash, end of period	33,928	691,144	530,477	1,827
Cash	505,091	1,124	1,124	2,221
Restricted cash	25,386	703	703	1,133
Total cash and restricted cash, beginning of period	530,477	1,827	1,827	3,354
Cash	31,766	666,061	505,091	1,124
Restricted cash	2,162	25,083	25,386	703
Total cash and restricted cash, end of period	33,928	691,144	530,477	1,827
Supplemental disclosure of noncash investing and financing activities
Conversion of related party notes payable and related party accrued interest into Class A Common Stock		294,796	294,796
Conversion of notes payable and accrued interest into Class A Common Stock		98,375	98,375
Conversion of assumed convertible and promissory notes payable into Class A Common Stock and Private Warrants		1,080	1,080
Conversion of The9 Conditional Obligation to Class A Common Stock			2,863
Recognition of operating right of use assets and lease liabilities upon adoption of ASC 842 and for new leases entered into in 2022	11,906
Additions of property and equipment included in accounts payable and accrued expenses	12,056		863	3,817
Conversion of related party customer deposit to related party notes payable				11,635
Issuance of Warrants		17,596	17,596	490
Issuance pursuant to commitment to issue registered shares	32,900
Receipt of class A common stock in consideration of exercises of options	669
Transfer of private warrants to unaffiliated parties	186
Conversion of convertible note to equity	67,218
Acquisitions of property and equipment included in accounts payable		270
Conversion of The 9 Conditional Obligation to equity		2,863
Settlement of vendor payables in trust for a commitment to issue Class A Common Stock		96,186	96,186
Exchange of Legacy FF redeemable preference stock for a commitment to issue Class A Common Stock		859,182	859,182
Exchange of Legacy FF convertible preferred stock for a commitment to issue Class B Common Stock		697,611	697,611
Settlement of notes payable and accrued interest for a commitment to issue Class A Common Stock		68,541	68,541
Settlement of related party notes payable and related party accrued interest for a commitment to issue Class A Common Stock		69,218	69,218
Settlement of accounts payable for a commitment to issue Class A Common Stock		2,879
Reclassification of deferred transaction costs paid in prior periods against the proceeds received in the Business Combination		7,865	7,865
Supplemental disclosure of cash flow information
Cash paid for interest	$ 12,721	$ 5,837	$ 6,317	$ 3,137